SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($)	May 31, 2021	May 01, 2021	May 31, 2020
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 66,087		$ 40,000
Debt discount liability		288,555
Allowance for doubtful accounts		39,414
Goodwill		19,513
Total deferred tax assets		347,482	40,000
Valuation allowance			(40,000)
Deferred tax asset, net of valuation allowance		347,482
Fixed assets		(84,261)
Net deferred tax asset (liability)		$ 263,221